INCOME TAXES - Income Before Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
(Loss) income before income taxes	$ 5,164	$ 5,296	$ (25,519)	$ (10,511)
U.S.
(Loss) income before income taxes			(50,154)	(6,159)
Foreign
(Loss) income before income taxes			$ 24,635	$ (4,352)